UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21483
                                   ---------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  401 West Main Street, Suite 2100   Louisville, Kentucky            40202
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)


                              Wade R. Bridge, Esq.


Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (502) 379-6980
                                                     --------------

Date of fiscal year end:         February 28, 2007
                          -------------------------------

Date of reporting period:        February 28, 2007
                          -------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                                  ANNUAL REPORT
                                February 28, 2007














         INVESTMENT ADVISOR                             ADMINISTRATOR
         ------------------                             -------------
   INTEGRITY ASSET MANAGEMENT, LLC              ULTIMUS FUND SOLUTIONS, LLC
  401 West Main Street, Suite 2100                     P.O. Box 46707
     Louisville, Kentucky 40202                 Cincinnati, Ohio 45246-0707
                                                       1-866-896-9292

--------------------------------------------------------------------------------

                         INTEGRITY ASSET MANAGEMENT, LLC

Dear Fellow Shareholders,

For the Fund's fiscal year ending February 28, 2007, the Veracity Small Cap Value Fund (the "Fund") delivered a positive return of 8.5% net of fees versus a return of 14.3% for the Russell 2000 Value Index (the "Benchmark"). During the fiscal year (March '06 - Feb '07), the Fund grew in net assets from $74 million to $191 million. The Fund was closed to new investors on December 31, 2006. All current investors are allowed to make additional investments in the Fund, but new accounts are no longer accepted. The reasoning behind this closure is to ensure that we are able to obtain effective liquidity and nimbleness and, as a result, be able to deliver the long term performance that our existing shareholders have come to expect.

As noted above, the Fund underperformed its Benchmark last fiscal year. While we are disappointed with this result, we do take some comfort in losing to a tough competitor. According to a study by the Prudential Equity Group, only 5.9% of active small cap value managers beat the Russell 2000 Value Index in 2006. The pain was not just limited to small cap value managers but also extended to mid cap value where only 12.5% of active managers beat the Russell Mid Cap Value Index and large cap value where a meager 5% of active managers bested the Russell 1000 Value Index. In our opinion, the results for active managers in 2006 are odd. Even assuming perfect market efficiency, one would expect close to half of managers to outperform. There are numerous hypotheses for the broad-based underperformance. To us it looks as if there was an unusual amount of return spread among the small parts of the Benchmark which made it hard for managers to get the right exposures to outperform. One of the reasons for this could be the proliferation of Exchange Traded Funds (ETFs) which replicate various indexes. There were large flows into ETFs last year. In fact, the majority of fund flows was to this group. Prudential's research showed the tendency for active managers to underperform when ETF fund flows were large. Another explanation has been the large number of hedge funds who tend to traffic in smaller cap stocks.

We are entering 2007 with an economy that is slowing and with inflation under control. The Federal Reserve appears, at worst, to be on the sidelines and may end up cutting rates sometime in 2007. In addition, the consumer has withstood high debt burdens, falling home prices, and increased energy costs. This all bodes well for the market in 2007. There are two concerns that we have, though. The first is that this has become the consensus view. It seems like strategists are unanimously bullish on a soft landing and a solid market in 2007. There's no rule that the consensus can't be right, but it does raise a red flag relative to the outlook. The second issue is that we have yet to see the market come to grips with the fact that the economy is slowing. Investors have been focused on the macro environment, mainly the Federal Reserve, to the exclusion of how the macro environment translates to the micro. If the economy slows, then earnings estimates are likely too high, and that will disappoint investors. In our opinion, the market sell-off in late February was an outgrowth of investors becoming less complacent about the economy. Slower economic news and the unwinding of excesses in the sub-prime mortgage market caused investors to take some profits off the table and head to the sidelines. Our strategy is to use these pockets of volatility as buying opportunities.

We continue to believe that the best positioning for the portfolio in a slowing environment is to be larger, more liquid, later cycle and higher quality relative to our respective benchmarks. We have implemented this in the portfolio through our holdings in Aerospace & Defense and Engineering & Construction. In light of our view on the Fed, we still think it makes sense to be overweight the spread lenders. We have maintained our Savings & Loan overweight where we expect adjustable rate mortgage portfolios to re-price higher, thereby improving margins.

We believe that Utilities and REITS have become expensive relative to their own prospects and relative to other investment opportunities. We will continue to de-emphasize these groups. We also remain skeptical of the Consumer Cyclical valuations relative to their growth potential and compared to other economically sensitive groups (Homebuilders as an example).

Finally, if we are right that the economy is slowing, resulting in decelerating earnings growth and estimates, then quality and stock selection should matter more in 2007. It will likely be a bumpy transition, but it should result in an environment where active managers have a better shot at beating their respective benchmarks.

Thank you for your continued confidence in our investment capabilities,

Best wishes,


/s/ Dan Bandi

Dan Bandi
Chief Investment Officer
Value Equities

                          VERACITY SMALL CAP VALUE FUND

Comparison of the Change in Value of a $10,000 Investment in the Veracity Small
               Cap Value Fund (a) and the Russell 2000 Value Index

                                [GRAPHIC OMITTED]

--------------------------------------
     VERACITY SMALL CAP VALUE FUND
   AVERAGE ANNUAL TOTAL RETURNS (b)
 (for periods ended February 28, 2007)

          1 Year   Since Inception (c)
          ------   -------------------
Class R    8.46%         13.81%

Class I    8.72%         14.55%
--------------------------------------

Veracity Small Cap Value Fund - Class R   Russell 2000 Value Index
---------------------------------------   ------------------------
           3/30/2004   $10,000               3/30/2004   $10,000
           5/31/2004   $ 9,700               5/31/2004   $ 9,627
           8/31/2004   $ 9,640               8/31/2004   $ 9,745
          11/30/2004   $11,135              11/30/2004   $11,201
           2/28/2005   $11,495               2/28/2005   $11,244
           5/31/2005   $11,120               5/31/2005   $11,081
           8/31/2005   $12,145               8/31/2005   $11,949
          11/30/2005   $12,485              11/30/2005   $12,101
           2/28/2006   $13,447               2/28/2006   $13,000
           5/31/2006   $13,669               5/31/2006   $13,101
           8/31/2006   $13,571               8/31/2006   $13,469
          11/30/2006   $14,579              11/30/2006   $14,700
           2/28/2007   $14,585               2/28/2007   $14,865

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

(a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares to the extent the Classes do not have the same expenses or inception dates.

(b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Initial public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

                          VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                       AS OF FEBRUARY 28, 2007 (UNAUDITED)

                                [GRAPHIC OMITTED]

                       Consumer Discretionary        11.1%
                       Consumer Staples               4.1%
                       Energy                         5.3%
                       Financials                    29.2%
                       Health Care                    5.5%
                       Industrials                   17.7%
                       Information Technology        16.5%
                       Materials                      3.1%
                       Telecommunications Services    0.6%
                       Utilities                      5.8%
                       Money Market Funds             1.4%

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                       AS OF FEBRUARY 28, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                                                             % OF NET
COMPANY                                PRIMARY BUSINESS             SECTOR CLASSIFICATION     ASSETS
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc.                     Aerospace/Defense            Industrials                1.6%
-----------------------------------------------------------------------------------------------------
Quanta Services, Inc.                  Commercial Services          Industrials                1.6%
-----------------------------------------------------------------------------------------------------
Andrew Corp.                           Telecommunications           Information Technology     1.5%
-----------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                   Aerospace/Defense            Industrials                1.4%
-----------------------------------------------------------------------------------------------------
Washington Group International, Inc.   Construction & Engineering   Industrials                1.4%
-----------------------------------------------------------------------------------------------------
The GEO Group, Inc.                    Commercial Services          Consumer Discretionary     1.4%
-----------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.            Semiconductors               Information Technology     1.3%
-----------------------------------------------------------------------------------------------------
Standard Pacific Corp.                 Home Builders                Consumer Discretionary     1.3%
-----------------------------------------------------------------------------------------------------
Perot Systems Corp. - Class A          Computers                    Information Technology     1.3%
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp.          Media                        Consumer Discretionary     1.3%
-----------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                        $182,832,775
                                                              ============
   At value (Note 1)                                          $192,020,944
Receivable for investment securities sold                        2,231,156
Receivable for capital shares sold                                 184,909
Dividends receivable                                               155,784
Other assets                                                         4,978
                                                              ------------
   TOTAL ASSETS                                                194,597,771
                                                              ------------
LIABILITIES
Payable for investment securities purchased                      2,893,780
Payable for capital shares redeemed                                 24,700
Payable to Advisor (Note 3)                                        151,014
Payable to affiliate (Note 3)                                       25,610
Accrued distribution and service plan fees (Note 3)                  6,437
Other accrued expenses                                              30,710
                                                              ------------
   TOTAL LIABILITIES                                             3,132,251
                                                              ------------
NET ASSETS                                                    $191,465,520
                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital                                               $179,440,500
Undistributed net realized gains from security transactions      2,836,851
Net unrealized appreciation on investments                       9,188,169
                                                              ------------
NET ASSETS                                                    $191,465,520
                                                              ============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                       $116,882,805
                                                              ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                    4,362,189
                                                              ============
Net asset value and offering price per share (a) (Note 1)     $      26.79
                                                              ============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                       $ 74,582,715
                                                              ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                    2,777,250
                                                              ============
Net asset value and offering price per share (a) (Note 1)     $      26.85
                                                              ============

(a)   Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007
================================================================================
INVESTMENT INCOME
   Dividends                                                      $ 2,113,413
                                                                  -----------
EXPENSES
   Investment advisory fees (Note 3)                                1,337,915
   Mutual fund services fees (Note 3)                                 238,765
   Distribution and service plan expense - Class R (Note 3)           204,178
   Custodian fees                                                      46,816
   Professional fees                                                   35,247
   Registration fees - Common                                          26,331
   Registration fees - Class R                                          2,083
   Registration fees - Class I                                            819
   Trustees' fees and expenses                                         24,014
   Compliance service fees                                             24,000
   Postage and supplies                                                 9,879
   Pricing fees                                                         4,118
   Insurance expense                                                    2,636
   Reports to shareholders                                              1,832
   Other expenses                                                       8,030
                                                                  -----------
        TOTAL EXPENSES                                              1,966,663
   Fees waived and expenses reimbursed by the Advisor (Note 3):
      Common                                                          (87,189)
      Class R                                                          (2,083)
      Class I                                                            (819)
                                                                  -----------
        NET EXPENSES                                                1,876,572
                                                                  -----------
NET INVESTMENT INCOME                                                 236,841
                                                                  -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                    9,777,284
   Net change in unrealized appreciation/depreciation on
     investments                                                    3,038,726
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                   12,816,010
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $13,052,851
                                                                  ===========

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================

                                                                         YEAR           YEAR
                                                                         ENDED         ENDED
                                                                     FEBRUARY 28,   FEBRUARY 28,
                                                                         2007         2006 (a)
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                      $    236,841   $    (28,123)
   Net realized gains from security transactions                        9,777,284      3,778,261
   Net change in unrealized appreciation/depreciation
     on investments                                                     3,038,726      4,721,765
                                                                     ------------   ------------
Net increase in net assets from operations                             13,052,851      8,471,903
                                                                     ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class R                                   (134,432)            --
   From net investment income, Class I                                   (197,011)       (15,025)
   From net realized gains on investments, Class R                     (5,746,051)    (1,241,092)
   From net realized gains on investments, Class I                     (3,392,293)      (632,270)
                                                                     ------------   ------------
Net decrease in net assets from distributions to shareholders          (9,469,787)    (1,888,387)
                                                                     ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS R
   Proceeds from shares sold                                           83,571,035     44,440,312
   Reinvestment of distributions to shareholders                        5,827,637      1,051,454
   Proceeds from redemption fees collected (Note 1)                           518              6
   Payments for shares redeemed                                       (19,257,453)   (20,995,836)
                                                                     ------------   ------------
Net increase in net assets from Class R capital share transactions     70,141,737     24,495,936
                                                                     ------------   ------------
CLASS I
   Proceeds from shares sold                                           51,763,500     28,489,349
   Reinvestment of distributions to shareholders                        2,771,948        566,697
   Payments for shares redeemed                                       (10,830,912)    (1,985,852)
                                                                     ------------   ------------
Net increase in net assets from Class I capital share transactions     43,704,536     27,070,194
                                                                     ------------   ------------
TOTAL INCREASE IN NET ASSETS                                          117,429,337     58,149,646

NET ASSETS
   Beginning of year                                                   74,036,183     15,886,537
                                                                     ------------   ------------
   End of year                                                       $191,465,520   $ 74,036,183
                                                                     ============   ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME/LOSS                 $         --   $         --
                                                                     ============   ============
SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
   Shares sold                                                          3,148,043      1,864,828
   Shares issued in reinvestment of distributions to shareholders         216,317         44,934
   Shares redeemed                                                       (721,386)      (881,600)
                                                                     ------------   ------------
   Net increase in shares outstanding                                   2,642,974      1,028,162
   Shares outstanding, beginning of year                                1,719,215        691,053
                                                                     ------------   ------------
   Shares outstanding, end of year                                      4,362,189      1,719,215
                                                                     ============   ============
CLASS I
   Shares sold                                                          1,949,050      1,179,754
   Shares issued in reinvestment of distributions to shareholders         102,592         24,185
   Shares redeemed                                                       (400,837)       (77,494)
                                                                     ------------   ------------
   Net increase in shares outstanding                                   1,650,805      1,126,445
   Shares outstanding, beginning of year                                1,126,445             --
                                                                     ------------   ------------
   Shares outstanding, end of year                                      2,777,250      1,126,445
                                                                     ============   ============

(a) Except for Class I shares, which represent the period from commencement of operations (July 7, 2005) through February 28, 2006.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
========================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
========================================================================================================

                                                                  YEAR          YEAR           PERIOD
                                                                 ENDED          ENDED          ENDED
                                                              FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                                  2007           2006         2005 (a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          $  26.01       $ 22.99        $ 20.00
                                                                --------       -------        -------
Income (loss) from investment operations:
   Net investment income (loss)                                     0.03         (0.02)         (0.04)
   Net realized and unrealized gains on investments                 2.18          3.84           3.03
                                                                --------       -------        -------
Total from investment operations                                    2.21          3.82           2.99
                                                                --------       -------        -------
Less distributions:
   From net investment income                                      (0.03)           --             --
   From net realized gains on investments                          (1.40)        (0.80)            --
                                                                --------       -------        -------
Total distributions                                                (1.43)        (0.80)            --
                                                                --------       -------        -------
Proceeds from redemption fees collected (Note 1)                    0.00(b)       0.00(b)        0.00(b)
                                                                --------       -------        -------
Net asset value at end of period                                $  26.79       $ 26.01        $ 22.99
                                                                ========       =======        =======

Total return (c)                                                    8.46%        16.98%         14.95%(d)
                                                                ========       =======        =======

Net assets at end of period (000's)                             $116,883       $44,708        $15,887
                                                                ========       =======        =======

Ratio of net expenses to average net assets (e)                     1.50%         1.49%          1.49%(f)

Ratio of net investment income (loss) to average net assets         0.08%        (0.13%)        (0.33%)(f)

Portfolio turnover rate                                              106%          140%           187%(f)
--------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.56%, 1.82% and 2.08%(f) for the periods ended February 28, 2007, 2006 and 2005, respectively.

(f)   Annualized.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
==================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
==================================================================================

                                                           YEAR          PERIOD
                                                           ENDED         ENDED
                                                       FEBRUARY 28,   FEBRUARY 28,
                                                           2007         2006 (a)
----------------------------------------------------------------------------------
Net asset value at beginning of period                   $ 26.04        $ 23.42
                                                         -------        -------
Income from investment operations:
   Net investment income                                    0.08           0.02
   Net realized and unrealized gains on investments         2.20           3.42
                                                         -------        -------
Total from investment operations                            2.28           3.44
                                                         -------        -------
Less distributions:
   From net investment income                              (0.07)         (0.02)
   From net realized gains on investments                  (1.40)         (0.80)
                                                         -------        -------
Total distributions                                        (1.47)         (0.82)
                                                         -------        -------
Net asset value at end of period                         $ 26.85        $ 26.04
                                                         =======        =======

Total return (b)                                            8.72%         15.03%(c)
                                                         =======        =======

Net assets at end of period (000's)                      $74,583        $29,328
                                                         =======        =======

Ratio of net expenses to average net assets (d)             1.25%          1.25%(e)

Ratio of net investment income to average net assets        0.33%          0.12%(e)

Portfolio turnover rate                                      106%           140%

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.31% and 1.58%(e) for the periods ended February 28, 2007 and 2006, respectively.

(e)   Annualized.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007
===============================================================================
   SHARES   COMMON STOCKS - 98.9%                                      VALUE
-------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 11.1%
   57,374   Borders Group, Inc.                                    $  1,226,656
   31,887   Carter's, Inc. (a)                                          766,245
   31,780   CBRL Group, Inc.                                          1,482,855
   26,470   CEC Entertainment, Inc. (a)                               1,128,681
   59,990   Cooper Tire & Rubber Co.                                    884,253
   84,970   Entercom Communications Corp.                             2,429,292
   55,524   Geo Group, Inc. (The) (a)                                 2,597,968
   24,625   Hovnanian Enterprises, Inc. - Class A (a)                   765,838
  104,216   IKON Office Solutions, Inc.                               1,456,940
   56,191   MarineMax, Inc. (a)                                       1,281,155
   32,326   Media General, Inc. - Class A                             1,326,659
   32,279   Meritage Homes Corp. (a)                                  1,250,811
   70,316   New York & Co., Inc. (a)                                  1,017,472
   46,934   Stage Stores, Inc.                                        1,029,263
   99,802   Standard Pacific Corp.                                    2,547,945
                                                                   ------------
                                                                     21,192,033
                                                                   ------------
            CONSUMER STAPLES - 4.1%
   35,010   J & J Snack Foods Corp.                                   1,389,547
   40,196   Longs Drug Stores Corp.                                   1,851,428
  126,404   Pathmark Stores, Inc. (a)                                 1,444,798
   42,761   Pilgrim's Pride Corp.                                     1,310,197
   83,848   Smart & Final, Inc. (a)                                   1,798,539
                                                                   ------------
                                                                      7,794,509
                                                                   ------------
            ENERGY - 5.3%
   50,885   Carrizo Oil & Gas, Inc. (a)                               1,566,240
   37,278   Goodrich Petroleum Corp. (a)                              1,275,280
  129,757   Kodiak Oil & Gas Corp. (a)                                  713,664
   48,185   NATCO Group, Inc. - Class A (a)                           1,669,610
   57,735   Parallel Petroleum Corp. (a)                              1,105,625
  146,241   PetroQuest Energy, Inc. (a)                               1,683,234
   59,574   RPC, Inc.                                                   890,631
   56,306   Superior Well Services, Inc. (a)                          1,277,020
                                                                   ------------
                                                                     10,181,304
                                                                   ------------
            FINANCIALS - 29.2%
   30,426   Advanta Corp. - Class B                                   1,270,894
   12,383   Affiliated Managers Group, Inc. (a)                       1,405,471
  127,372   American Equity Investment Life Holding Co.               1,688,953
   57,098   American Home Mortgage Investment Corp.                   1,561,630
  115,164   Annaly Capital Management, Inc.                           1,614,599
   53,297   Argonaut Group, Inc. (a)                                  1,876,587
   54,172   Assured Guaranty Ltd.                                     1,533,068
   71,450   BankUnited Financial Corp. - Class A                      1,744,809
   43,463   Calamos Asset Management, Inc. - Class A                  1,130,907
   58,506   Central Pacific Financial Corp.                           2,205,091
   51,280   Citizens Banking Corp.                                    1,164,056
   48,613   CompuCredit Corp. (a)                                     1,509,434
   98,356   Dime Community Bancshares                                 1,236,335
   59,379   Equity Inns, Inc.                                           920,375

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
   SHARES   COMMON STOCKS - 98.9% (CONTINUED)                          VALUE
-------------------------------------------------------------------------------
            FINANCIALS - 29.2% (CONTINUED)
   48,559   FirstMerit Corp.                                       $  1,041,591
   46,295   First Midwest Bancorp, Inc.                               1,741,618
   79,751   Greater Bay Bancorp                                       2,137,327
   40,231   Hanover Insurance Group, Inc.                             1,889,650
   22,473   Health Care REIT, Inc.                                    1,007,015
   49,938   Highland Hospitality Corp.                                  819,483
   38,877   IndyMac Bancorp, Inc.                                     1,334,647
   29,479   International Bancshares Corp.                              860,197
   54,164   Irwin Financial Corp.                                     1,119,028
   42,418   MAF Bancorp, Inc.                                         1,876,997
   31,004   Navigators Group, Inc. (The) (a)                          1,540,899
  100,113   NorthStar Realty Finance Corp.                            1,518,714
   39,597   PFF Bancorp, Inc.                                         1,252,057
    5,215   ProAssurance Corp. (a)                                      268,573
   26,160   RAIT Financial Trust                                        875,052
   20,760   RLI Corp.                                                 1,163,806
   79,583   South Financial Group, Inc. (The)                         2,131,233
   48,208   Sterling Financial Corp.                                  1,585,561
   29,798   Triad Guaranty, Inc. (a)                                  1,354,617
   54,076   Trustmark Corp.                                           1,546,574
   58,286   United America Indemity Ltd. - Class A (a)                1,376,715
   37,171   United Fire & Casualty Co.                                1,287,975
   69,900   Washington Federal, Inc.                                  1,662,222
   24,203   Washington Real Estate Investment Trust                     967,636
   44,572   Whitney Holding Corp.                                     1,413,824
   32,216   World Acceptance Corp. (a)                                1,320,856
                                                                   ------------
                                                                     55,956,076
                                                                   ------------
            HEALTH CARE - 5.5%
   30,321   Alpharma, Inc. - Class A                                    799,262
   61,153   LifePoint Hospitals, Inc. (a)                             2,238,200
  100,624   Option Care, Inc.                                         1,336,287
   58,553   Owens & Minor, Inc.                                       1,930,492
   78,440   STERIS Corp.                                              2,031,596
   40,081   Varian, Inc. (a)                                          2,181,609
                                                                   ------------
                                                                     10,517,446
                                                                   ------------
            INDUSTRIALS - 17.7%
  102,959   BE Aerospace, Inc. (a)                                    3,108,332
   31,397   Bucyrus International, Inc. - Class A                     1,599,677
  151,170   Comfort Systems USA, Inc.                                 2,057,424
   78,695   Curtiss-Wright Corp.                                      2,752,751
   35,354   EMCOR Group, Inc. (a)                                     2,123,361
  106,384   Entegris, Inc. (a)                                        1,185,118
   22,086   Esterline Technologies Corp. (a)                            903,759
   38,145   Genesee & Wyoming, Inc. - Class A (a)                       990,244
   17,822   Granite Construction, Inc.                                1,040,448
  122,729   MasTec, Inc. (a)                                          1,406,474
   46,646   Moog, Inc. - Class A (a)                                  1,777,679

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
   SHARES   COMMON STOCKS - 98.9% (CONTINUED)                          VALUE
-------------------------------------------------------------------------------
            INDUSTRIALS - 17.7% (CONTINUED)
   48,351   Perini Corp. (a)                                       $  1,754,658
  130,263   Quanta Services, Inc. (a)                                 3,020,799
   58,724   Shaw Group, Inc. (a)                                      1,807,525
   49,658   SkyWest, Inc.                                             1,268,762
   53,470   URS Corp. (a)                                             2,222,748
   25,720   Wabtec Corp.                                                828,184
   55,240   Walter Industries, Inc.                                   1,377,133
   45,227   Washington Group International, Inc. (a)                  2,651,207
                                                                   ------------
                                                                     33,876,283
                                                                   ------------
            INFORMATION TECHNOLOGY - 16.5%
  141,740   ADC Telecommunications, Inc. (a)                          2,327,371
  268,489   Andrew Corp. (a)                                          2,851,353
   36,502   Arris Group, Inc. (a)                                       479,636
   70,185   Aspen Technology, Inc. (a)                                  842,220
   29,276   CACI International, Inc. - Class A (a)                    1,361,334
   83,121   Chordiant Software, Inc. (a)                                760,557
   54,763   CommScope, Inc. (a)                                       2,106,733
   37,610   Comtech Telecommunications Corp. (a)                      1,291,904
  135,529   Cypress Semiconductor Corp. (a)                           2,575,051
   29,942   Diodes, Inc. (a)                                          1,124,023
   62,929   Electronics for Imaging, Inc. (a)                         1,436,040
  105,447   Fairchild Semiconductor International, Inc. (a)           1,972,913
   54,301   Komag, Inc. (a)                                           1,845,691
  166,624   Lawson Software, Inc. (a)                                 1,319,662
   88,164   Parametric Technology Corp. (a)                           1,681,287
  145,193   Perot Systems Corp. - Class A (a)                         2,442,146
  101,629   Plexus Corp. (a)                                          1,666,716
  117,664   Smart Modular Technologies, Inc. (a)                      1,276,654
   86,070   Sybase, Inc. (a)                                          2,150,889
                                                                   ------------
                                                                     31,512,180
                                                                   ------------
            MATERIALS - 3.1%
   23,977   Airgas, Inc.                                                989,531
   29,132   Albany International Corp.                                  996,314
   26,658   CF Industries Holdings, Inc.                              1,030,598
   19,621   Chaparral Steel Co.                                         977,714
   85,453   Chemtura Corp.                                              981,000
   32,035   Foundation Coal Holdings, Inc.                            1,054,592
                                                                   ------------
                                                                      6,029,749
                                                                   ------------
            TELECOMMUNICATIONS SERVICES - 0.6%
  247,816   Cincinnati Bell, Inc. (a)                                 1,132,519
                                                                   ------------

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
   SHARES   COMMON STOCKS - 98.9% (CONTINUED)                          VALUE
-------------------------------------------------------------------------------
            UTILITIES - 5.8%
   29,288   ALLETE, Inc.                                           $  1,371,557
   46,241   Cleco Corp.                                               1,211,514
   30,716   IDACORP, Inc.                                             1,070,145
   33,694   New Jersey Resources Corp.                                1,664,147
   43,309   Northwest Natural Gas Co.                                 1,917,289
   61,206   PNM Resources, Inc.                                       1,870,455
   72,344   Vectren Corp.                                             2,026,355
                                                                   ------------
                                                                     11,131,462
                                                                   ------------
            TOTAL COMMON STOCKS (Cost $180,135,392)                $189,323,561
                                                                   ------------

===============================================================================
   SHARES   MONEY MARKET FUNDS - 1.4%                                  VALUE
-------------------------------------------------------------------------------

2,697,383   First American Treasury Obligations Fund - Class Y,
               4.869% (b) (Cost $2,697,383)                        $  2,697,383
                                                                   ------------
            TOTAL INVESTMENT SECURITIES AT VALUE - 100.3%
               (Cost $182,832,775)                                 $192,020,944
            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)             (555,424)
                                                                   ------------
            NET ASSETS - 100.0%                                    $191,465,520
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective interest rate as of February 28, 2007.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004, and July 7, 2005, respectively.

      The investment objective of the Fund is long-term capital growth.

      The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

      Effective at the close of business on December 31, 2006, both classes of the Fund closed to new investors, except as described further in the Prospectus.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the years ended February 28, 2007 and 2006, proceeds from redemption fees were $518 and $6, respectively, for Class R shares. No redemption fees were collected for Class I shares.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2007 and 2006 was as follows:

         PERIOD               ORDINARY      LONG-TERM         TOTAL
         ENDED                 INCOME     CAPITAL GAINS   DISTRIBUTIONS
         -----------------   ----------   -------------   -------------

         CLASS R

         February 28, 2007   $4,522,176     $1,358,307      $5,880,483
         February 28, 2006   $1,014,717     $  226,375      $1,241,092

         CLASS I

         February 28, 2007   $2,787,401     $  801,903      $3,589,304
         February 28, 2006   $  531,969     $  115,326      $  647,295

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      The following information is computed on a tax basis for each item as of February 28, 2007:

                  Cost of portfolio investments   $183,615,516
                                                  ============
                  Gross unrealized appreciation   $ 14,375,440
                  Gross unrealized depreciation     (5,970,012)
                                                  ------------
                  Net unrealized appreciation     $  8,405,428
                  Undistributed ordinary income      3,108,024
                  Undistributed long-term gains        511,568
                                                  ------------
                  Accumulated earnings            $ 12,025,020
                                                  ============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

      For the year ended February 28, 2007, the Fund reclassified distributions in excess of net investment income of $94,602 against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the year ended February 28, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $244,489,954 and $137,096,533, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2008. For the year ended February 28, 2007, the Advisor waived $87,189 of its advisory fees and reimbursed $2,083 of Class R expenses and $819 of Class I expenses. As of February 28, 2007, the amount payable to the Advisor is $151,014.

      The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of February 28, 2007, the amount available for potential recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $322,883.

      As of February 28, 2007, the Advisor may recapture a portion of the above amount no later than the dates as stated below:

            February 29, 2008   February 28, 2009   February 28, 2010

                $ 95,206            $ 137,586            $ 90,091

      MUTUAL FUND SERVICES AGREEMENT
      Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus received a monthly fee from the Fund during the year at an annual rate of 0.25% of the Fund's average daily net assets up to $25 million; 0.20% of the next $25 million of such assets; and 0.15% of such assets in excess of $50 million, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the year ended February 28, 2007, the Fund incurred $238,765 of fees for mutual fund services. As of February 28, 2007, the Fund owes fees of $25,610 to Ultimus.

      Effective March 1, 2007, the monthly fee Ultimus receives from the Fund decreased to an annual rate of 0.15% of the Fund's average daily net assets, subject to a minimum monthly fee of $6,500.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      SERVICE PLAN AND AGREEMENT
      The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to Class R shareholders. For the year ended February 28, 2007, the Advisor received $204,178 under the Plan. As of February 28, 2007, the Advisor is due $6,437 under the Plan.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the year ended February 28, 2007, UFD received $6,000 for its distribution services under the Agreement.

      PRINCIPAL HOLDERS OF FUND SHARES
      As of February 28, 2007, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104 and National Financial Services, LLC, One World Financial Center, New York, NY 10281, owned of record 48% and 25%, respectively, of Class R's outstanding shares.

4.    ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last such calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on August 31, 2007.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

                     [Cohen Fund Audit Services LETTERHEAD]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and Board of Trustees
Veracity Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Veracity Funds, comprising the Veracity Small Cap Value Fund (the "Fund"), as of February 28, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two periods then ended, and the financial highlights for each of the three periods then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Veracity Small Cap Value Fund as of February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two periods then ended, and its financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
April 3, 2007

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2006) and held until the end of the period (February 28, 2007).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value Account Value Expenses Paid Sept. 1, 2006 Feb. 28, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,074.70          $7.72
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00       $1,017.36          $7.50
--------------------------------------------------------------------------------
* Expenses are equal to Class R's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CLASS I
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value Account Value Expenses Paid Sept. 1, 2006 Feb. 28, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,075.70          $6.43
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00       $1,018.60          $6.26
--------------------------------------------------------------------------------

* Expenses are equal to Class I's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                        POSITION(S)   TERM OF OFFICE                                                 FUNDS         DIRECTORSHIPS OF
                        HELD WITH     & LENGTH OF                                                    OVERSEEN BY   PUBLIC COMPANIES
NAME, AGE & ADDRESS     THE TRUST     TIME SERVED      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

MATTHEW G. BEVIN*       Trustee,      Indefinite       Chief Executive Officer and Principal,             1               None
                        President                      Integrity Asset Management, LLC, investment
                                      Since            Advisor to the Trust, since 2003. Director
401 West Main Street,                 December, 2003   of Institutional Product Management,
Suite 2100                                             INVESCO National Asset Management from
Louisville, KY 40202                                   2001-2003; Director of Marketing &
                                                       Principal, National Asset Management from
Age: 40                                                1999 to 2001. B.A. degree from Washington &
                                                       Lee University (1989)
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM H. MCNETT,      Trustee,      Indefinite       Senior Portfolio Manager, Integrity Asset          1               None
III, CFA*               Vice                           Management, LLC, since June, 2003.
                        President     Since March,     previously Partner, Director of Client
401 West Main Street,                 2004             Services, Turner Investment Partners, Inc.,
Suite 2100                                             from January 1999 to June, 2003. BA in
Louisville, KY 40202                                   accounting from Bloomsburg University,
                                                       Bloomsburg, PA in 1982. Chartered Financial
Age: 47                                                Analyst
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Advisor.

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                        POSITION(S)   TERM OF OFFICE                                                 FUNDS         DIRECTORSHIPS OF
                        HELD WITH     & LENGTH OF                                                    OVERSEEN BY   PUBLIC COMPANIES
NAME, AGE & ADDRESS     THE TRUST     TIME SERVED      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DAVID L. EAGER          Trustee       Indefinite       Management Consultant, Eager, Davis &              1          The Caldwell &
                                                       Holmes LLC, since December, 2002.                           Orkin Funds, Inc.
4404 Rivermist Way                    Since March,     Previously Director of Marketing and                           (registered
Louisville, KY  40222                 2004             Product Development, Driehaus Capital                           management
                                                       Management, from August, 2000 through                           investment
Age:  64                                               November, 2002. BA in economics from The                         company)
                                                       Ohio State University, 1964. MBA from
                                                       Western Michigan University, 1974
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL J. MINNAUGH     Trustee       Indefinite       Formerly Treasurer of The Cleveland Clinic         1               None
                                                       Foundation, a non-profit foundation, from
9344 White Oak Road                   Since March,     October, 2002 through January 2007. Senior
Kirtland, OH 44094                    2004             Vice President, Institutional Trust, for
                                                       National City Corporation, from May, 1991
                                                       through June, 2001. BS/BA degree, John
Age:  47                                               Carroll University, 1982. Certified Public
                                                       Accountant, Ohio, 1984 (inactive)
------------------------------------------------------------------------------------------------------------------------------------

DARLENE V. PINNOCK      Trustee       Indefinite       Director of Investments for the National           1               None
                                                       Geographic Society, a non-profit science
1145 17th Street NW                   Since March,     and educational organization, since
Washington, DC  20036                 2004             November, 1997. BS degree from Drexel
                                                       University, Philadelphia, PA, in 1982. MBA
Age:  46                                               from Howard University, Washington, DC, in
                                                       1991.
------------------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                        EXECUTIVE OFFICERS
-------------------------------------------------------------------------------------------------
                       POSITION(S)
                       HELD WITH     LENGTH OF TIME
NAME, AGE & ADDRESS    THE TRUST     SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------
MARK J. SEGER          Treasurer,    Since March,     Managing Director, Ultimus Fund Solutions,
                       Chief         2004             LLC, Cincinnati, OH, transfer agent, fund
225 Pictoria Drive,    Financial                      accountant and administrator to the Trust;
Suite 450              Officer                        Managing Director, Ultimus Fund
Cincinnati, OH                                        Distributors, LLC, principal underwriter to
45246                                                 the Trust.

Age:  45
-------------------------------------------------------------------------------------------------

JOHN F. SPLAIN         Secretary     Since March,     Managing Director, Ultimus Fund Solutions,
                                     2004             LLC, Cincinnati, OH, transfer agent, fund
225 Pictoria Drive,                                   accountant and administrator to the Trust;
Suite 450                                             Managing Director, Ultimus Fund
Cincinnati, OH                                        Distributors, LLC, principal underwriter to
45246                                                 the Trust.

Age:  50
-------------------------------------------------------------------------------------------------

DANIEL G. BANDI        Vice          Since March,     Chief Investment Officer, Value Equities
                       President     2004             and Principal, Integrity Asset Management,
401 West Main                                         LLC since June, 2003. Previously Senior
Street, Suite 2100                                    Vice President, Managing Director and
Louisville, KY 40202                                  Portfolio Manager, National City, from May,
                                                      1988-June, 2003.
Age:  42                                              BA Economics University of Pittsburgh,
                                                      1987. MBA East Texas State University,
                                                      1990.
                                                      Chartered Financial Analyst, 1994
-------------------------------------------------------------------------------------------------

ROBERT G. DORSEY       Vice          Since March,     Managing Director, Ultimus Fund Solutions,
                       President     2004             LLC, Cincinnati, OH, transfer agent, fund
225 Pictoria Drive,                                   accountant and administrator to the Trust;
Suite 450                                             Managing Director, Ultimus Fund
Cincinnati, OH                                        Distributors, LLC, principal underwriter to
45246                                                 the Trust.

Age:  50
-------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-896-9292.

VERACITY SMALL CAP VALUE FUND
FEDERAL TAX INFORMATION (Unaudited)

--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the fiscal year ended February 28, 2007. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $9,469,787 as taxed at a maximum rate of 15%.

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Michael J. Minnaugh. Mr. Minnaugh is "independent" for purposes of this Item.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $17,570 and $16,450 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,350 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended February 28, 2007 and 2006, aggregate non-audit fees of $2,000 and $2,350, respectively, were billed by the registrant's accountant for services rendered to the registrant. With respect to the fiscal years ended February 28, 2007 and 2006, aggregate non-audit fees of $39,400 and $12,705, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)    Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Veracity Funds
             ------------------------------------------------


By (Signature and Title)*  /s/ Matthew G. Bevin
                           ----------------------------------
                           Matthew G. Bevin, President


Date          April 20, 2007
      -----------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew G. Bevin
                           ----------------------------------
                           Matthew G. Bevin, President


Date          April 20, 2007
      -----------------------------



By (Signature and Title)*  /s/ Mark J. Seger
                           ----------------------------------
                           Mark J. Seger, Treasurer


Date         April 20, 2007
      -----------------------------


* Print the name and title of each signing officer under his or her signature.